UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03129

Morgan Stanley Natural Resource Development Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	February 29, 2008

Date of reporting period:	November 30, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Natural Resource Development Securities Inc.

Portfolio of Investments November 30, 2007(unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (94.3%)
	Basic Energy(48.2%)
	Integrated Oil (18.1%)
125,000	Chevron Corp.	$10,971,250
92,000	ConocoPhillips	7,363,680
135,000	Exxon Mobil Corp.	12,036,600
60,000	Hess Corp.	4,273,200
77,000	Murphy Oil Corp.	5,507,040
		40,151,770
	Oil & Gas Pipelines (2.7%)
170,908	Williams Companies, Inc. (The)	5,932,217

	Oil & Gas Production (20.5%)
55,000	Apache Corp.	5,323,450
100,000	Chesapeake Energy Corp.	3,785,000
59,721	Devon Energy Corp.	4,945,496
35,000	Noble Energy, Inc.	2,521,400
93,000	Occidental Petroleum Corp.	6,488,610
135,000	Petrohawk Energy Corp.*	2,200,500
80,000	Quicksilver Resources Inc.*	4,048,000
50,000	SandRidge Energy, Inc.	1,587,500
91,000	Ultra Petroleum Corp. (Canada)*	5,905,900
143,346	XTO Energy, Inc.	8,861,650
		45,667,506
	Oil Refining/Marketing (6.9%)
135,592	Marathon Oil Corp.	7,579,593
70,000	Tesoro Corp.	3,442,600
66,116	Valero Energy Corp.	4,302,168
		15,324,361

	Total Basic Energy	107,075,854

	Energy Development & Technology (25.3%)
	Contract Drilling (8.6%)
40,000	ENSCO International Inc.	2,154,000
96,002	Noble Corp. (Cayman Islands)	5,004,584
76,975	Rowan Companies, Inc.	2,724,915
67,328	Transocean Inc. (Cayman Islands)*	9,243,406
		19,126,905
	Oilfield Services/Equipment (16.7%)
180,000	Halliburton Co.	6,589,800
100,000	ION Geophysical Corp.	1,543,000
63,234	National-Oilwell Varco, Inc.*	4,309,397
140,252	Schlumberger Ltd. (Netherlands Antilles)	13,106,549
128,344	Smith International, Inc.	8,049,736
59,000	Weatherford International Ltd. (Bermuda)*	3,694,580
		37,293,062

	Total Energy Development & Technology	56,419,967

	Industrial Services (3.9%)
	Engineering & Construction
165,000	Chicago Bridge & Iron Company N.V. (Netherlands)	8,769,750

	Metal & Basic Materials (16.9%)
	Chemicals: Agricultural (2.3%)
50,626	Monsanto Co.	5,030,706

	Chemicals: Major Diversified (0.7%)
40,000	Dow Chemical Co. (The)	1,677,600

	Coal (1.2%)
50,000	Peabody Energy Corp.	2,782,000

	Other Metals/Minerals (2.4%)
72,800	Anglo American PLC (ADR) (United Kingdom)	2,452,632
40,000	Xstrata PLC*	2,816,809
		5,269,441
	Precious Metals (8.6%)
60,000	Agnico-Eagle Mines Ltd. (Canada)	2,887,200
120,000	Barrick Gold Corp. (Canada)	4,861,200
100,000	Freeport-McMoRan Copper & Gold, Inc.	9,893,000
85,000	Kinross Gold Corp. (Canada)*	1,474,750
		19,116,150
	Pulp & Paper (1.7%)
115,000	MeadWestvaco Corp.	3,780,050

	Total Metals & Basic Materials	37,655,947

	TOTAL COMMON STOCKS (Cost $103,430,083)	209,921,518

	OTHER TYPES OF SECURITIES (1.7%)
	Investment Trust/ Mutual Funds
40,000	UltraShort Basic Materials	1,773,200
50,000	UltraShort Oil & Gas	2,090,000
	TOTAL OTHER TYPES OF SECURITIES (Cost $4,162,300)	3,863,200

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (a) (4.0%)
	Investment Company
8,900	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $8,899,633)		8,899,633

	TOTAL INVESTMENTS (Cost $116,492,016) (b)	100.0%	222,684,351
	LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(41,061)
	NET ASSETS	100.0%	$222,643,290

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity  Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $395,026 for the period ended November 30, 2007.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 17, 2008